1. NATURE OF OPERATIONS AND GOING CONCERN: Schedule of Loss, Deficit and Working Capital (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Details
Net loss and comprehensive loss for the period	$ (1,190,414)	$ (2,736,717)	$ (2,613,904)	$ (2,200,648)
Deficit	(15,740,988)	(21,091,609)	(18,354,892)	(14,550,574)
Working capital	$ 3,207,630	$ 1,272,259	$ 1,886,976	$ 3,305,603